General (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 30, 2020	Sep. 30, 2022	Jun. 21, 2020	Dec. 31, 2022
General (Details) [Line Items]
Description of reverse share split			the Company’s Board of Directors resolved to consolidate the Company’s share capital by applying a reverse share split at a ratio of 1.046:1 (the “Reverse Split Ratio”) and to cancel the shares’ par value such that every 1.046 Ordinary shares of NIS 0.8 par value, were substituted by 1 Ordinary share with no par value (the “Split”). The Split was applied in the same proportion and manner to all of the Company’s authorized, issued and outstanding securities, including preferred shares, options and warrants (See Note 10.a).
Aggregate net proceeds	$ 62,757
Description administration		the Company announced top-line results from the Surgical site Hospital acquired Infection prEvention with Local D-PLEX100 (“SHIELD”) I Phase 3 trial. SHIELD I did not achieve its primary endpoint of reduction in Surgical Site Infections (“SSIs”), re-interventions due to SSIs and mortality: in the Intent to Treat (“ITT”) population, the local administration of D-PLEX100 and standard of care (“SoC”), (n=485) resulted in a decrease in the primary endpoint of 23 percent compared to SoC alone (n=489) (p=0.1520).That said, in a pre-specified subgroup ITT analysis requested by the United States (“U.S.”) Food and Drug Administration of a total of 423 subjects with large incisions (>20 centimeters), the local administration of D-PLEX100 resulted in a significant reduction of 54 percent in the primary endpoint, compared to SoC alone (p=0.0032). Within the first 30 days post-surgery, SSIs decreased from 9.7% in the SoC treatment arm (n=211), as compared to 4.4% in the D-PLEX100 treatment arm (n=212).
Cash equivalents and short-term deposits				$ 12,594
Incurred loss				39,557
Cash flows from operating activities				34,317
Accumulated deficit				$ 214,444
Date of filing term				1 year
IPO [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)	4,312,500
Overallotment option [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)	562,500